iShares
®
Asia 50 ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
China  —  21 .3%
Agricultural Bank of China Ltd. , Class H .......... 31,456,000 $ 21,456,111
Alibaba Group Holding Ltd. .................. 15,252,000 182,847,857
Baidu, Inc. , Class A
(a)
...................... 2,275,900 32,490,839
Bank of China Ltd. , Class H .................. 87,099,000 55,545,047
Bank of Communications Co. Ltd. , Class H ....... 21,834,000 18,788,916
BeOne Medicines Ltd. , Class H
(a)
.............. 979,600 21,351,187
BYD Co. Ltd. , Class H ..................... 3,849,300 35,667,291
China Construction Bank Corp. , Class H ......... 102,938,960 106,176,570
China Life Insurance Co. Ltd. , Class H .......... 7,657,000 26,207,710
China Merchants Bank Co. Ltd. , Class H ......... 3,419,000 19,631,096
Industrial & Commercial Bank of China Ltd. , Class H . 83,551,115 68,636,048
JD.com, Inc. , Class A ...................... 2,830,100 36,056,600
Meituan , Class B
(a) (b)
....................... 5,857,280 51,704,157
NetEase, Inc. ........................... 1,807,200 46,412,069
PetroChina Co. Ltd. , Class H ................. 21,260,000 22,945,087
Ping An Insurance Group Co. of China Ltd. , Class H . 6,723,000 43,960,231
Tencent Holdings Ltd. ...................... 4,146,300 228,803,374
Trip.com Group Ltd.
(a)
...................... 639,200 25,414,728
Xiaomi Corp. , Class B
(a) (b) (c)
.................. 17,818,430 49,490,887
Zijin Mining Group Co. Ltd. , Class H ............ 6,186,000 21,873,666
1,115,459,471
a
Hong Kong  —  4 .3%
AIA Group Ltd. .......................... 11,131,600 101,912,373
CK Hutchison Holdings Ltd. .................. 3,139,148 26,606,271
Hong Kong Exchanges & Clearing Ltd. .......... 976,100 45,414,961
Sun Hung Kai Properties Ltd. ................. 1,722,500 24,792,490
Techtronic Industries Co. Ltd. ................. 1,568,500 26,102,280
224,828,375
a
Singapore  —  4 .8%
DBS Group Holdings Ltd. ................... 1,984,460 100,482,716
Oversea-Chinese Banking Corp. Ltd. ........... 3,989,074 76,553,077
Singapore Telecommunications Ltd. ............ 7,957,300 27,166,355
United Overseas Bank Ltd. .................. 1,492,900 45,973,580
250,175,728
a
South Korea  —  28 .8%
Celltrion, Inc.
(a)
.......................... 168,854 19,018,783
Doosan Enerbility Co. Ltd.
(a)
.................. 464,091 26,440,876
Hanwha Aerospace Co. Ltd. ................. 34,291 22,192,481
Hyundai Motor Co.
(c)
....................... 139,281 45,400,619
KB Financial Group, Inc. .................... 366,449 37,915,452
Kia Corp. .............................. 248,972 22,486,561
NAVER Corp. ........................... 145,811 18,919,498
Samsung Electronics Co. Ltd. ................ 4,047,968 898,232,415
Shinhan Financial Group Co. Ltd. .............. 469,341 29,427,505
SK hynix, Inc. ........................... 158,002 278,807,517
SK Square Co. Ltd.
(a)
...................... 91,809 103,823,173
1,502,664,880
a
Security Shares Value
a
Taiwan  —  38 .5%
ASE Technology Holding Co. Ltd. .............. 3,666,000 $ 81,812,462
Cathay Financial Holding Co. Ltd. .............. 10,374,235 32,172,510
CTBC Financial Holding Co. Ltd. .............. 20,897,359 46,841,609
Delta Electronics, Inc. ...................... 1,994,000 125,230,686
Fubon Financial Holding Co. Ltd. .............. 9,475,304 38,708,110
Hon Hai Precision Industry Co. Ltd. ............. 12,661,052 101,031,280
MediaTek, Inc. ........................... 1,663,112 226,623,424
Quanta Computer, Inc. ..................... 2,832,000 33,016,858
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 15,946,343 1,258,011,001
United Microelectronics Corp. ................ 12,251,000 65,711,919
2,009,159,859
a
Total Common Stocks — 97.7%
(Cost: $ 3,471,788,438 ) ............................... 5,102,288,313
a
Preferred Stocks
South Korea  —  2 .0%
Hyundai Motor Co. , Series 1, Preference Shares , NVS 25,880 3,676,698
Hyundai Motor Co. , Series 2, Preference Shares , NVS 40,108 5,657,860
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 664,312 93,682,840
103,017,398
a
Total Preferred Stocks — 2.0%
(Cost: $ 55,410,595 ) ................................. 103,017,398
a
Total Long-Term Investments — 99.7%
(Cost: $ 3,527,199,033 ) ............................... 5,205,305,711
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d) (e) (f)
...................... 17,972,561 17,977,953
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 6,163,975 6,163,975
a
Total Short-Term Securities — 0.4%
(Cost: $ 24,141,312 ) ................................. 24,141,928
Total Investments —  100.1%
(Cost: $ 3,551,340,345 ) ............................... 5,229,447,639
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (7,552,823)
Net Assets — 100.0% ................................. $ 5,221,894,816
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Asia 50 ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 6,694,666 $ 11,287,832
(a)
$ — $ (5,161) $ 616 $ 17,977,953 17,972,561 $ 133,857
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 10,503,634 — (4,339,659)
(a)
— — 6,163,975 6,163,975 125,335 —
$ — $ (5,161) $ 616
$ 24,141,928
$ 259,192 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE Taiwan Index ................................................................... 17 07/30/26 $ 2,812 $ 60,829
MSCI Emerging Markets Index ............................................................ 137 09/18/26 12,038 (189,604)
$ (128,775)

iShares
®
Asia 50 ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ —  $ 5,102,288,313  $ —  $ 5,102,288,313
Preferred Stocks ......................................... —  103,017,398  —  103,017,398
Short-Term Securities
Money Market Funds ...................................... 24,141,928  —  —  24,141,928
$ 24,141,928  $ 5,205,305,711  $ —  $ 5,229,447,639
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 60,829  $ —  $ —  $ 60,829
Liabilities
Equity Contracts ........................................... (189,604) —  —  (189,604)
$ (128,775) $ —  $ —  $ (128,775)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)